Income taxes	12 Months Ended
Dec. 31, 2023
Income taxes
Income taxes
24.	Income taxes

Income taxes recognized in the income statements can be detailed as follows:

	Year Ended
	December 31,
(in thousands of $)	2023	2022	2021
Current year	$(9,592)	$(27,162)	$(15,224)
Income tax prior years	(2,080)	(12)	398
Current tax (expense) / benefit	(11,672)	(27,174)	(14,826)

Originating and reversal of temporary differences	21,115	46,894	6,304
Deferred tax (expense) / benefit	21,115	46,894	6,304

Total tax (expense) / benefit	$9,443	$19,720	$(8,522)

The difference between the provision for income taxes and the amount that would result from applying the Dutch statutory tax rate to income before provision for income taxes is as follows:

	Year Ended
	December 31,
(in thousands of $)	2023	2022	2021
Loss before taxes	$304,496	$729,314	$399,743
Income tax (expense)/benefit calculated at the Dutch statutory federal income tax rates for applicable tax years (1)	78,560	188,163	99,936
Effect of intercompany asset deal / transaction	396	(112,200)	—
Effect of expenses not deductible in determining taxable results	(2,674)	(1,570)	(4,441)
Effect of share based payment expenses that are not deductible in determining taxable results	(43,040)	(27,043)	(29,925)
Effect of stock issue expenses that are not taxable in determining taxable results	18,620	11,412	14,119
Effect of concessions	87,123	18,263	13,413
Effect of change of (de)recognition of deferred tax assets on tax losses	(2,282)	(194)	(44,232)
Effect of different tax rates in jurisdictions in which the company operates	(3,509)	(5,566)	(2,084)
Effect of change of (de)recognition of deferred tax assets	(124,457)	(51,320)	(50,389)
Withholding tax paid	(68)	—	(5,076)
(Underprovided)/overprovided in prior years	(2,080)	(12)	398
Other	2,854	(213)	(241)
Income tax (expense)/benefit recognized in the consolidated statements of profit or loss	$9,443	$19,720	$(8,522)
(1)	Applicable tax rates are 25.8% for 2022 and 2023, and 25.0% for 2021

During 2022, argenx Benelux BV transferred certain pipeline activities to argenx BV through a transfer of assets, (hereafter referred to as “asset deal”), for a total amount of $449.0 million. As a result of the asset deal, argenx Benelux BV realised a capital gain on this intellectual property, which results in the rate reconciling item categorized as “effect of intercompany asset deal / transaction”.

The available deferred tax assets relates to argenx US Inc., argenx UK Ltd and argenx Japan KK which are profitable due to the global transfer pricing model of argenx, and the deferred tax liabilities are related to argenx BV. The amount of deferred tax assets and liability by type of temporary difference can be detailed as follow:

	At December 31, 2023
(in thousands of $)	Assets	Liabilities	Net
Deferred tax assets / (liabilities)
Accruals and allowances	$13,189	$—	$13,189
Income tax benefit from excess tax deductions related to share-based payments	23,310	—	23,310
Profit in inventory	52,026	—	52,026
Other tax carryforwards	6,339	—	6,339
Property, plant and equipment	2,136	(1,550)	586
Non-current fixed assets	—	(5,155)	(5,155)
Other	1,760	—	1,760
Netting by taxable entity	(1,549)	1,550	1

Net deferred tax assets / (liabilities)	$97,211	$(5,155)	$92,056

	At December 31, 2022
(in thousands of $)	Assets	Liabilities	Net
Deferred tax assets / (liabilities)
Accruals and allowances	$8,884	$—	$8,884
Income tax benefit from excess tax deductions related to share-based payments	26,887	—	26,887
Profit in inventory	29,711	—	29,711
R&D capitalized expense	11,316	—	11,316
Property, plant and equipment	856	(549)	307
Intangible assets	—	(3,430)	(3,430)
Non-current fixed assets	—	(4,975)	(4,975)
Other	2,117	—	2,117
Netting by taxable entity	(549)	549	—

Net deferred tax assets / (liabilities)	$79,222	$(8,406)	$70,817

	At December 31, 2021
(in thousands of $)	Assets	Liabilities	Net
Deferred tax assets / (liabilities)
Accruals and allowances	$2,858	$—	$2,858
Income tax benefit from excess tax deductions related to share-based payments	26,026	—	26,026
Profit in inventory	3,305	—	3,305
Property, plant and equipment	532	(740)	(208)
Intangible assets	—	(2,714)	(2,714)
Non-current fixed assets	—	(3,725)	(3,725)
Other	210	—	210
Netting by taxable entity	(740)	740	—

Net deferred tax assets / (liabilities)	$32,191	$(6,438)	$25,753

The change in net deferred taxes recorded in the consolidated statements of financial position can be detailed as follows:

(in thousands of $)	Deferred tax assets	Deferred tax liabilities
Balance at January 1, 2023	$79,222	$(8,406)
Recognized in profit or loss	17,685	3,430
Recognized in equity	381	—
Effects of change in foreign exchange rate	(77)	(179)
Balance at December 31, 2023	$97,211	$(5,155)

(in thousands of $)	Deferred tax assets	Deferred tax liabilities
Balance at January 1, 2022	$32,191	$(6,438)
Recognized in profit or loss	49,075	(2,180)
Recognized in equity	(1,960)	—
Effects of change in foreign exchange rate	(84)	212
Balance at December 31, 2022	$79,222	$(8,406)

(in thousands of $)	Deferred tax assets	Deferred tax liabilities
Balance at January 1, 2021	$15,038	$(1,487)
Recognized in profit or loss	11,385	(5,082)
Recognized in equity	5,494	—
Effects of change in foreign exchange rate	274	131
Balance at December 31, 2021	$32,191	$(6,438)

The unrecognized deferred tax asset on unused tax losses amounts to $196.1 million on December 31, 2023, compared to $189.3 million on December 31, 2022 and $203.8 million on December 31, 2021. The Company has unused tax losses carried forward for an amount of $783.3 million on December 31, 2023, compared to $756.1 million on December 31, 2022, and $789.6 million on December 31, 2021. All available tax losses carried forward are in Belgium ($750.1 million on December 31, 2023 versus $720.7 million on December 31, 2022 and $764.7 million on December 31, 2021) and the Netherlands ($33.2, million on December 31, 2023 versus $35.4 million on December 31, 2022 and $24.9 million on December 31, 2021), and do not have an expiration date based upon the applicable enacted tax legislation.

As a company active in research and development in Belgium, we expect to benefit from the innovation income deduction, or IID, in Belgium. The innovation income deduction regime allows net profits attributable to revenue from among others patented products to be taxed at a lower effective tax rate than other revenues. At the end of 2023, 2022 and 2021, we had $654.9 million, $428.8 million and $213.6 million of cumulative carry-forward IID in Belgium (argenx BV). The unrecognized deferred tax asset on IID amounts to $163.7 million on December 31, 2023, compared to $107.2 million on December 31, 2022, and $53.4 million on December 31, 2021.

Also, the unrecognized deferred tax asset on the excess depreciations on R&D costs in Belgium amounts to $278.2 million on December 31, 2023 compared to $204.7 million on December 31, 2022 and $166.3 million on December 31, 2021 (argenx BV).

Additionally, argenx BV has unrecognized deferred tax asset amounting to $106.3 million on December 31, 2023 compared to $112.2 million on December 31, 2022 on the future amortizations on IP assets.

As of December 31, 2023, the Company had an estimated $127.9 million of undistributed earnings attributable to foreign subsidiaries for which no provision for deferred tax liabilities have been recognized because the Company has control over the timing of the reversal of the temporary differences and there are no plans of distributions in the foreseeable future.